Leases (Details) - Schedule of future minimum rental payments $ in Thousands	Jul. 03, 2022 USD ($)
Operating Leases [Member]
Leases (Details) - Schedule of future minimum rental payments [Line Items]
2023	$ 49,783
2024	46,800
2025	50,345
2026	47,767
2027	48,269
Thereafter	525,028
Total rent payments	767,992
Capital Leases [Member]
Leases (Details) - Schedule of future minimum rental payments [Line Items]
2023	41,261
2024	42,524
2025	42,551
2026	37,426
2027	39,989
Thereafter	995,185
Total rent payments	1,198,936
Less: Imputed interest payments for capital leases	798,306
Present value of capital lease obligation	$ 400,630